Other Balance Sheet Information - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Goodwill		$ 8,997	$ 0
Purchased technology and other intangible assets, net		7,239	626
Other		5,691	7,236
Other assets	$ 26,319	$ 21,927	$ 7,862